As filed with the Securities and Exchange Commission on November 24, 2009
                                     Investment Company Act File Number 811-5698

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                         Tax Exempt Proceeds Fund, Inc.
               (Exact name of registrant as specified in charter)

                                600 Fifth Avenue
                               New York, NY 10020
               (Address of principal executive offices) (Zip code)

                                Christine Manna
                     c/o Reich & Tang Asset Management, LLC
                                600 Fifth Avenue
                            New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-830-5200

Date of fiscal year end: June 30
Date of reporting period: March 31, 2009

Item 1: Schedule of Investments
--------------------------------------------------------------------------------
TAX EXEMPT PROCEED FUND, INC.
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2009
(UNAUDITED)
================================================================================

                                                                                                                     Ratings (a)
                                                                                                                  -----------------
    Face                                                                        Maturity  Current       Value              Standard
   Amount                                                                         Date   Coupon (2)    (Note 1)   Moody's  & Poor's
 ---------                                                                       -----   ----------    --------   -------  --------

Tax Exempt Commercial Paper (4.63%)
-----------------------------------------------------------------------------------------------------------------------------------
$  4,000,000 Harris County, TX - Series C                                       12/14/09     0.35%    $ 4,000,000    P-1       A-1+
------------                                                                                          -----------
   4,000,000 Total Tax Exempt Commercial Paper                                                          4,000,000
------------                                                                                          -----------

Tax Exempt General Obligation Notes & Bonds (10.99%)
-----------------------------------------------------------------------------------------------------------------------------------

$  2,000,000 Board of Education of Davis School District, Davis County, UT
             TAN - Series 2009                                                  06/30/10     0.50%    $ 2,029,651    MIG-1
   2,000,000 Oconomowoc Area School District Dodge, Jefferson and Waukesha
             Counties, WI TRAN                                                  08/23/10     0.75       2,017,718    MIG-1
   1,900,000 School District of New Berlin, Waukesha County, WI TRAN            08/25/10     0.75       1,908,460    MIG-1
   3,520,000 Town of Natick, MA BAN                                             06/30/10     0.60       3,549,982             SP-1+
------------                                                                                          -----------
   9,420,000 Total Tax Exempt General Obligation Notes & Bonds                                          9,505,811
------------                                                                                          -----------

Variable Rate Demand Instruments (b) (84.93%)
-----------------------------------------------------------------------------------------------------------------------------------

$  3,000,000 City of Cohasset, MN RB
             (Minnesota Power & Light Company Project) - Series 1997A
             LOC LaSalle National Bank N.A.                                     06/01/20     0.37%    $ 3,000,000              A-1+
   1,400,000 City of Newport, KY Kentucky League of Cities Funding Trust Lease
             Program RB - Series 2002
             LOC US Bank, N. A.                                                 04/01/32     0.32       1,400,000    VMIG-1
   1,700,000 City of Valdez, AK Marine Terminal Revenue Refunding Bonds
             (BP Pipelines (Alaska) Inc. Project) - Series 2003A                06/01/37     0.28       1,700,000    VMIG-1    A-1+
   3,000,000 Colorado Health Facilities Authority HRB
             (Boulder Community Hospital Project) - Series 2000
             LOC JPMorgan Chase Bank, N.A.                                      10/01/30     0.25       3,000,000    VMIG-1    A-1+
   5,000,000 Columbus, OH Regional Airport Authority Capital Funding RB
             (Oasbo Expanded Asset Pooled Financing Program) - Series 2006
             LOC US Bank N.A.                                                   12/01/36     0.40       5,000,000    VMIG-1
   1,100,000 Commonwealth of Puerto Rico Public Improvement
             Refunding Bonds - Series 2007A-8
             LOC Wachovia Bank, N.A.                                            07/01/34     0.24       1,100,000    VMIG-1    A-1+
   1,860,000 Connecticut State Development Authority RB
             (Pierce Memorial Baptist Home, Inc. Project 1999 Refunding Series)
             LOC LaSalle National Bank N.A.                                     10/01/28     0.22       1,860,000              A-1+
   4,500,000 Dormitory Authority of the State of New York State
             Blythedale Childrens HRB Series 2009
             LOC TD Bank, N.A.                                                  12/01/36     0.37       4,500,000    VMIG-1
   2,000,000 Florida Housing Finance Corporation
             Multifamily Housing Revenue Refunding Bonds
             (Charleston Landing Apartments) 2001 Series I-A
             Guaranteed by Federal Home Loan Mortgage Corporation               07/01/31     0.39       2,000,000              A-1+
   2,250,000 Florida Housing Finance Corporation
             Multifamily Housing Revenue Refunding Bonds
             (Island Club Apartments) 2001 Series J-A
             Guaranteed by Federal Home Loan Mortgage Corporation               07/01/31     0.40       2,250,000              A-1+
   1,625,000 HEFA of the State of Missouri RB
             Educational Facilities RB (Ranken Technical College) - Series 2007
             LOC Northern Trust Company                                         11/15/31     0.35       1,625,000              A-1+
   3,400,000 Illinois Development Finance Authority RB
             (Glenwood School For Boys) - Series 1998
             LOC Harris Trust & Savings Bank                                    02/01/33     0.33       3,400,000              A-1+
     910,000 Illinois Development Finance Authority, Pollution Control
             Revenue Refunding Bonds
             (Amoco Oil Company Project) - Series 1994                          11/01/12     0.28         910,000    VMIG-1    A-1+
   2,250,000 Illinois Finance Authority RB
             (Riverside Health System) - Series 2004
             LOC JPMorgan Chase Bank, N.A.                                      11/15/29     0.30       2,250,000    VMIG-1    A-1+
   2,800,000 Iowa Higher Education Loan Authority Private College Facility RB
             (University of Dubuque Project) - Series 2007
             LOC Northern Trust Company                                         04/01/35     0.35       2,800,000              A-1+
   1,000,000 Irvine Ranch Water District, Orange County, CA Waterworks Bonds
             Election 1988 Series A for Improvement District No. 182
             LOC Landesbank Hessen Thuringen Girozentrale                       11/15/13     0.25       1,000,000              A-1+
     800,000 Lincoln County, WY PCRB
             (Exxon Corporation) - Series 1985                                  08/01/15     0.23         800,000              A-1+
   2,000,000 Marion County, FL IDA  Multifamily Housing Revenue Refunding Bonds
             (Chambrel at Pinecastle Project) - Series 2002
             Guaranteed by Federal National Mortgage Association                11/15/32     0.37       2,000,000              A-1+
   6,000,000 Maryland Health and Higher Educational Facilities Authority RB
             (University of Maryland Medical System Issue) - Series 2007A
             LOC Wachovia Bank, N.A.                                            07/01/34     0.35       6,000,000    VMIG-1    A-1+
   4,000,000 Massachusett HEFA Authorities RB,
             (Harvard University Issue) - Series R                              11/01/49     0.22       4,000,000    VMIG-1    A-1+
     735,000 New Canaan, CT Housing Authority RB
             (The Village at Waveny Care Center Project) - Series 2002
             LOC Bank of America, N.A.                                          01/01/22     0.26         735,000              A-1+
   2,000,000 New Jersey Health Care Facilities Financing Authority RB
             (Saint Barnabas Health Care System Issue) - Series 2001A
             LOC JP Morgan Chase Bank, N.A.                                     07/01/31     0.24       2,000,000    VMIG-1    A-1+
   1,000,000 New Ulm, MN Hospital Refunding RB
             (Health Central Systems Project) - Series 1985
             LOC Wells Fargo Bank, N.A.                                         08/01/14     0.40       1,000,000              A-1+
   2,505,000 New York City, NY GO Fiscal 2004 Sub-Series H-2
             LOC Bank of New York Mellon                                        03/01/34     0.24       2,505,000    VMIG-1    A-1+
   1,955,000 North Carolina Capital Facilities Finance Agency Capital Facilities RB
             (The Mental Health Association in North Carolina, Inc. Project) - Series 2007
             LOC Branch Banking & Trust Company                                 02/01/27     0.34       1,955,000      P-1     A-1+
   3,700,000 Palm Beach County, FL Educational Facilities Authority RB
             (Lynn University Project) - Series 2001
             LOC Bank of America, N.A.                                          11/01/21     0.37       3,700,000      P-1     A-1+
   1,600,000 Redevelopment Agency of the City of Pittsburg, CA
             Los Medanos Community Development Project Subordinate Tax
             Allocation Bonds 2004 Series A
             LOC State Street Bank and Trust/ California State Teachers
             Retirement System                                                  09/01/35     0.35       1,600,000              A-1+
     150,000 State of Connecticut HEFA RB
             (Charlotte Hungerford Hospital Issue) - Series 1998C
             LOC Bank of America, N.A.                                          07/01/13     0.32         150,000    VMIG-1
     300,000 State of Connecticut HEFA RB Mulberry Gardens Issue, Series E
             LOC Bank of America, N.A.                                          07/01/36     0.32         300,000              A-1+
   1,000,000 State of Connecticut HEFA RB
             (Yale-New Haven Hospital Issue) - Series K-2
             LOC JPMorgan Chase Bank, N.A.                                      07/01/25     0.23       1,000,000    VMIG-1    A-1+
   3,000,000 State of Connecticut HEFA RB (Yale University Issue) - Series V-1  07/01/36     0.23       3,000,000    VMIG-1    A-1+
   1,000,000 State of Connecticut HEFA RB (Yale University Issue) - Series V-2  07/01/36     0.22       1,000,000    VMIG-1    A-1+
   1,000,000 St. Lucie County, FL Pollution Control Revenue Refunding Bonds
             (Florida Power & Light Company Project) - Series 2000              09/01/28     0.32       1,000,000    VMIG-1    A-1
   2,900,000 Turlock Irrigation District, CA COP
             (Capital Improvements and Refunding Project) 2001 Series A
             LOC Societe Generale                                               01/01/31     0.27       2,900,000              A-1+
------------                                                                                          -----------
 73,440,000  Total Variable Rate Demand Instruments                                                    73,440,000
------------                                                                                          -----------
             Total Investments (100.55%) (Cost $86,945,811*)                                           86,945,811
             Liabilities in excess of cash and other assets (-0.55%)                                    (471,493)
                                                                                                      -----------
             Net Assets (100.00%), 86,476,321 shares outstanding                                    $  86,474,318
                                                                                                    =============
             Net Asset Value, offering and redemption price per share                               $        1.00
                                                                                                    =============

             *Aggregate cost for federal income taxes is identical.  All securities are valued at amortized cost, and as a result, there is no unrealized appreciation or depreciation.

KEY:
   BAN      =   Bond Anticipation Note                        LOC      =   Letter of Credit
   COP      =   Certificate of Participation                  PCRB     =   Pollution Control Revenue Bond
   GO       =   General Obligation                            RB       =   Revenue Bond
   HEFA     =   Health and Educational Facilities Authority   TAN      =   Tax Anticipation Note
   HRB      =   Hospital Revenue Bond                         TRAN     =   Tax and Revenue Anticipation Note
   IDA      =   Industrial Development Authority

FOOTNOTES:
(a) Unless the securities are assigned their own ratings, the ratings are those of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. In addition, certain issuers may have either, a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b) Securities payable on demand at par including accrued interest (usually with seven days notice) and where indicated are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.


Note 1 - Valuation of Securities -

Investments are valued at amortized cost, which approximates market value. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the
principal   amount  or  the  period  remaining  until  the  next  interest  rate adjustment.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157") on July 1, 2008. FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 establishes a framework for measuring fair value and three level hierarchy for fair value measurements based on the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A Fund investment in its entirety is assigned a level based upon the inputs which are significant to the overall valuation. Various inputs may be used to determine the value of the Fund's investments. These inputs are summarized in three broad levels:

Level 1 - quoted prices in active markets for identical securities.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments).


The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but as the value is not obtained from a quoted price in an active market, such securities are reflected as a Level 2.

The following table summarizes the inputs used to value the Fund's investments as of September 30, 2009:

                                                Quoted Prices in Active    Significant Other            Significant
                                                Markets for Identical         Observable                Unobservable
                                                        Assets                  Inputs                     Inputs
      Description                                     (Level 1)                (Level 2)                  (Level 3)
      -----------                                ------------------        -----------------         ------------------
Equity securities                                $             -0-         $             -0-         $              -0-
Debt securities issued by the U.S. Treasury
  and other U.S. government corporation
  and agencies                                                 -0-                       -0-                        -0-
Debt securities issued by states of the United
  States and political subdivisions of the states              -0-                86,945,811                        -0-
Debt securities issued by foreign government                   -0-                       -0-                        -0-
Corporate debt securities                                      -0-                       -0-                        -0-
Mortgage-backed securities                                     -0-                       -0-                        -0-
Other debt securities                                          -0-                       -0-                        -0-
                                                ------------------         -----------------         ------------------
Total                                                          -0-                86,945,811                        -0-
                                                ------------------         -----------------         ------------------

For the period ended September 30, 2009, there was no Level 1 or 3 investments.

The Fund has adopted Financial Accounting Standards Board Standard No. FAS 157-4
- "Determining Fair Value When the Volume and Level of Activity for the Asset or
Liability have Significantly Decreased and Identifying Transactions that are Not
Orderly" (FSP FAS 157 - 4)




Item 2:    Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

Item 3:    Exhibits

Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2(a) of the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Tax Exempt Proceeds Fund, Inc.

By (Signature and Title)* /s/ Christine Manna
                             Christine Manna, Secretary

Date: November 24, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Michael P. Lydon
                              Michael P. Lydon, President
Date: November 24, 2009

By (Signature and Title)* /s/ Joseph Jerkovich
                             Joseph Jerkovich, Treasurer and Assistant Secretary

Date: November 24, 2009

* Print the name and title of each signing officer under his or her signature.